Provisions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Provisions
27.	PROVISIONS

	12.31.2018	12.31.2017
Non-current
Labor and Social Security	47,808,492	65,236,094
Environmental restoration	186,119,946	119,005,448
Civil and others	58,706,815	53,609,583

Total	292,635,253	237,851,125

Changes in the provisions were as follows:

	Labor and Social Security	Environmental restoration	Civil and others	Total
Balances as of January 1, 2017	53,907,144	109,845,604	58,612,854	222,365,602
Increases	20,403,689	10,542,174	26,346,034	57,291,897
Uses (*)	(9,074,739)	(1,382,330)	(31,349,305)	(41,806,374)

Balances as of December 31, 2017	65,236,094	119,005,448	53,609,583	237,851,125
Increases	15,610,373	113,543,802	37,085,005	166,239,180
Uses (*)	(33,037,975)	(46,429,304)	(31,987,773)	(111,455,052)

Balances as of December 31, 2018	47,808,492	186,119,946	58,706,815	292,635,253

(*)	Includes the application of provisions to their specific purposes and the effect of the inflation adjustment.

The provision for Labor and Social Security represents the best estimate of the future outflow of economic benefits that will be required under the Group´s Labor and social security obligations for the final settlement cost of complaints and litigations. All the claims provisioned are of a similar nature and are not individually material.

The provision for Environmental restoration represents the present value of the estimated costs for environmental cleanup and remediation works mainly relating to quarries and plants and based on the current information related to costs and expected remediation plans.

The provision for Civil and others represents the present value of the best estimate of the future outflow of economic benefits that will be required under the Group´s obligations for the final settlement cost of complaints and litigations derived from tax claims and damages. All the claims provisioned under tax or damages, respectively, are of a similar nature and are not individually material.

Based on management best estimates, and considering the opinion of the company external counsels, as of December 31, 2018 there are claims against the Company classified as uncertain contingencies. The estimated cash flow derived from these contingencies amounts to $ 139.9 million, including $ 71.5 million related to tax obligations and $ 46.2 million related to labor obligation and $ 22.2 million related to administrative obligations. At the date of issuance of these consolidated financial statements, the Group understands that there are no elements to determine other contingencies that could have a negative impact on the consolidated financial statements.